June 24, 2005


Russell Mancuso
Branch Chief
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE
Washington, DC 20549


      RE:   CSQ HOLDING COMPANY
            REGISTRATION STATEMENT ON FORM S-4
            FILED MAY 2, 2005
            FILE NO. 333-124514

Dear Mr. Mancuso:

      This letter sets forth the responses of CSQ Holding Company ("Newco"), Quinton Cardiology System, Inc. ("Quinton"), and Cardiac Science, Inc. ("Cardiac Science," and together with Newco and Quinton, the "companies") to the Staff's comments relating to Newco's registration statement on Form S-4 (the "Registration Statement") contained in your letter dated May 27, 2005 (the "Comment Letter"). The responses are numbered to correspond to the numbers of the comments in the Comment Letter. The additional or revised disclosure referred to in this letter is contained in pre-effective Amendment No. 1 to the Registration Statement (the "Amendment") filed on the date hereof, copies of which are enclosed for your convenience.

COMMENT NO. 1

Summary - Page 1

1. With a view toward disclosure, please tell us whether shareholder approval of the transaction with Mr. Newton's entities is required. Also, please clarify in your summary whether the fairness opinions extend to the transaction with Mr. Newton's entities. If there was no fairness opinion, fully describe in an appropriate section of your document how the boards determined that the transaction was fair.

Russell Mancuso
Securities and Exchange Commission
June 24, 2005
Page 2


RESPONSE TO COMMENT NO. 1

Shareholder Approval

The companies do not believe that Quinton's and/or Cardiac Science's stockholders are required to approve the note and warrant conversion transaction with the Perseus entities (the "Conversion"). In particular, Quinton is not a party to or obligated under the Senior Note and Warrant Conversion Agreement dated February 28, 2005 (the "Conversion Agreement"). The board of directors of Newco, which consists of the two chief executive officers of Cardiac Science and Quinton, the sole stockholders of Newco prior to the consummation of the merger transaction, has approved Newco entering into and carrying out the terms of the Conversion Agreement. With respect to Cardiac Science, although it is a party to the Conversion Agreement, the $20 million cash payment and the 2,843,915 shares of common stock to be issued to the Perseus entities concurrently with the closing of the merger transaction are obligations of the registrant, Newco, rather than Cardiac Science. In the event that the merger transaction is not consummated, the Conversion will not occur, and the notes and warrants held by the Perseus entities will remain obligations of Cardiac Science and will be unaffected by the Conversion Agreement. Consequently, in no event under the Conversion Agreement is Cardiac Science obligated to make a cash payment (other than the limited reimbursement of certain fees and expenses related to the Conversion), issue additional securities or modify the terms of existing securities.

Additionally, even if the issuance of the 2,843,915 shares of Newco common stock was deemed to have occurred after the merger transaction in a manner such that the combined stockholders of Quinton and Cardiac Science would be the stockholders of Newco at the time of the issuance, such stockholders of Newco would not be required to approve the Conversion. NASD Marketplace Rule 4350(i) sets forth the requirements regarding stockholder approval in connection with issuances of stock by a NASDAQ listed company, such as Newco following the merger transaction. Among other things, stockholder approval is required by NASDAQ listed companies when there is a sale, issuance or potential issuance by the company of common stock (or securities convertible or exercisable for common stock) equal to 20% or more of common stock or 20% or more of the voting power outstanding before the issuance for less than the greater of book or market value (see Nasdaq Marketplace Rule 4350(i)(1)(D)(ii)). Pursuant to the terms of the Conversion Agreement, the Perseus entities will receive less than 20% of the common stock or voting power outstanding before the issuance, so no stockholder approval would be required under this Rule.

Further, Nasdaq Marketplace Rule 4350(i)(1)(B) requires stockholder approval when the issuance or potential issuance will result in a "change of control" of the issuer. SR-NASD-2003-61 defines a change in control to mean that an investor, or group, acquires, or obtains

Russell Mancuso
Securities and Exchange Commission
June 24, 2005
Page 3

the right to acquire, 20% or more of the common stock (or securities convertible into or exercisable for common stock) or voting power of an issuer on a post-transaction basis. Immediately following the Conversion, the Perseus entities will own less than 20% of the common stock of Newco so no change in control shall have occurred per the foregoing definition and no stockholder approval would be required under this Rule.

Finally, pursuant to SR-NASD-2003-040, a proposed amendment to NASD Marketplace Rule 4350(i) would require stockholder approval for the sale, issuance or potential issuance by a listed company of common stock (or securities convertible into or exercisable for common stock) to officers or directors of the company for less than the "market value" of the stock. SR-NASD-2003-040 defines market value to be (i) the closing bid price immediately preceding the execution of a fully binding definitive agreement that is not subject to any contingency other than a regulatory contingency, or (ii) an average of the closing bid prices for a period of up to five days ending on the date described in clause (i). Ray E. Newton, III, a director of Cardiac Science and, following the merger transaction, of Newco. Mr. Newton is a Managing Director of Perseus, LLC. The number of shares of Newco common stock to be received by the Perseus entities was calculated based on an agreed upon value of $53.75 million divided by $1.89, which represents the closing price per share of Cardiac Science common stock on the last trading day prior to the signing of the Conversion Agreement, multiplied by the Cardiac Science exchange ratio of 0.10. The number of shares was fixed as of such date, February 28, 2005, and not subject to future adjustments based on subsequent fluctuations in the per share price of Cardiac Science common stock.

As of June 15, 2005, the closing price per share of Cardiac Science common stock had declined to $1.06 per share, well below the $1.89 price per share used in the Conversion. The Conversion Agreement is subject to certain contingencies, including the consummation of the merger transaction as well as the expiration or termination of the applicable waiting periods under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended. Since Newco's common stock to be issued in the Conversion will not have any trading history prior to the Conversion, a determination of "market value" with respect to the shares of Newco common stock cannot be accurately made for purposes of SR-NASD-2003-040. As such, the companies believe that if the Conversion was analyzed in the context of SR-NASD-2004-040, the analysis would focus on the closing price per share of Cardiac Science common stock, and would result in a determination that the Conversion was priced at or above market value. Consequently, no stockholder approval would be required under SR-NASD-2004-040.

Russell Mancuso
Securities and Exchange Commission
June 24, 2005
Page 4


Fairness Assessments

In response to the comment regarding the opinion of CIBC World Markets, the Summary has been amended at page 7 to clarify that the opinion rendered by CIBC World Markets to the Cardiac Science board did not address the transaction with the Perseus entities affiliated with Mr. Newton. Additionally, the section entitled "Agreements Related to the Transaction" beginning on page 101 has been amended to fully describe how the Cardiac Science board determined that the Perseus transaction was fair.

We supplementally advise the Staff that the Quinton board of directors did not assess the fairness of the Perseus transaction. The responsibility of the Quinton board was to consider the fairness of the Quinton exchange ratio (and the resulting ownership interest of Quinton stockholders in Newco) to Quinton's stockholders. The Quinton board owed no duties to Cardiac Science's stockholders, so there was no reason for the Quinton board to assess the fairness of the Perseus transaction to Cardiac Science's stockholders.

We are proposing a merger between Quinton and Cardiac Science, page 2

Why are Quinton and Cardiac Science proposing the transaction?, page 2

COMMENT NO. 2

2. Please balance your disclosures regarding the reasons why the boards of directors recommended the merger with a brief discussion under a separate heading of the principal risks, detriments, or challenges of the merger.

RESPONSE TO COMMENT NO. 2

In response to this comment, the companies have added new disclosure on page 2 to address the risks related to the merger.

COMMENT NO. 3

3. Revise to explain briefly the basis for your expectations regarding the potential strategic benefits. Also quantify these expectations where possible.

RESPONSE TO COMMENT NO. 3

In response to this comment, the companies have revised the disclosure on page 2 to include more detail regarding the basis for their expectations regarding potential strategic benefits. The companies respectfully submit that strategic benefits by their nature are not susceptible

Russell Mancuso
Securities and Exchange Commission
June 24, 2005
Page 5


to easy or precise quantification. Consequently, the revised disclosure does not include quantification of strategic benefits. However, the disclosure does include quantification of the financial benefits of the transaction that were previously disclosed in the Registration Statement.

What will happen to Cardiac Science's outstanding senior notes. . . , page 2

COMMENT NO. 4

4. We note that certain Cardiac Science note and warrant holders have agreed to exchange their notes and warrants for $20 million and 2,843,915 shares of Newco common stock. Please advise us whether the exchange will comply with Rule 13e-4 and Regulation 14E.

RESPONSE TO COMMENT NO. 4

The companies do not believe that the conversion of the notes and related warrants pursuant to the Senior Note and Warrant Conversion Agreement constitutes a "tender offer" that is subject to Rule 13e-4 and Regulation 14E. The senior notes and related warrants of Cardiac Science are beneficially owned by three funds affiliated with Perseus, LLC. Perseus, LLC and its affiliated funds are large, sophisticated investors that have a representative on the board of directors of Cardiac Science. Courts have held that privately negotiated transactions such as this do not constitute a tender offer (see, e.g., Brascan Ltd. v. Edper Equities, 477 F. Supp. 773 (S.D.N.Y. 1979)). No Quinton or Cardiac Science security holder other than the funds affiliated with Perseus, LLC was approached by Newco or any other party to the merger in connection with the transactions contemplated by the Senior Note and Warrant Conversion Agreement.

The conversion also does not satisfy other criteria that courts typically consider in determining whether a tender offer exists. A number of courts have applied the following eight-factor test in determining whether a repurchase or exchange of securities constitutes a tender offer (see SEC v. Carter Hawley Hale Stores, 760 F.2d 945 (9th Cir. 1985); Wellman v. Dickinson, 475 F.Supp. 783 (S.D.N.Y.1979)):

       (1) active and widespread solicitation of public shareholders for the shares of an issuer;

       (2) solicitation made for a substantial percentage of the issuer's stock;

       (3) offer to purchase made at a premium over the prevailing market price;

Russell Mancuso
Securities and Exchange Commission
June 24, 2005
Page 6


       (4) terms of the offer are firm rather than negotiable;

       (5) offer contingent on the tender of a fixed number of shares, often subject to a fixed maximum number to be purchased;

       (6) offer open only for a limited period of time;

       (7) offeree subjected to pressure to sell his stock; and

       (8) public announcements of a purchasing program concerning the target company precede or accompany rapid accumulation of a large amount of target company's securities.

The transactions contemplated by the Senior Note and Warrant Conversion Agreement do not satisfy most of these factors. There was no public solicitation of offers or public announcement of the conversion and the terms of the offer were not fixed; instead, the transaction was negotiated in an arms-length manner with a single representative of the Perseus entities. While the notes and related warrants are not publicly traded, Newco is not paying a premium to their fair value. The notes were valued at a price equal to the principal outstanding amount, plus accrued and unpaid interest, and the related warrants were valued at a price that was a discount to the fair market value determined using a Black-Scholes option valuation model. There was no time period in which an offer was kept open. Finally, funds affiliated with Perseus, LLC were not pressured to sell the notes and related warrants; rather, they agreed to do so in order to facilitate the merger transaction.

In light of the foregoing, the companies respectfully submit that the transactions contemplated by the Senior Note and Warrant Conversion Agreement do not involve a tender offer as it has been defined by the courts.

What percentage of Newco, page 4

COMMENT NO. 5

5. Please also show the ownership reflecting the assumption of all outstanding securities convertible or exercisable into equity.

RESPONSE TO COMMENT NO. 5

In response to this comment, the companies have revised the disclosure on pages 4, 5 and 85 to show the ownership of Newco on a fully diluted basis.

Russell Mancuso
Securities and Exchange Commission
June 24, 2005
Page 7


Do persons involved in the transaction have interests that may conflict. . . , page 6

COMMENT NO. 6

6. Quantify the value of each affiliate's interest. For example, quantify the value of severance payments and accelerated options, the amount of additional compensation to be received under new employment terms, and the value of the securities held by Mr. Newton's entities before the merger relative to what they are receiving in exchange. Also disclose the percentage of shares to be held by Mr. Newton's entities.

RESPONSE TO COMMENT NO. 6

In response to this comment, the companies have revised the disclosure on pages 7 and 8 and pages 101 through 103 to quantify and provide more detail regarding the interests of the Perseus entities in the transaction. The companies have added disclosure regarding the interests of other affiliates on pages 78 through 83 in response to Comment No. 29. The companies respectfully submit that this disclosure is too detailed to be summarized in a meaningful manner in the summary section.

Recent Market Prices, page 19

COMMENT NO. 7

7. Please clarify what "pro forma equivalent per share value" is intended to demonstrate. Also, it is unclear why you do not provide a comparison of the value of a CSQ share relative to the value of the market price of the Quinton and Cardiac Science shares.

RESPONSE TO COMMENT NO. 7

In response to this comment, the companies have revised the disclosure on page 22 to present the pro forma equivalent value of Newco stock and the pro forma equivalent value of a share of Quinton common stock and clarified how such pro forma equivalent values are calculated. The table set forth in the disclosure reflects pro forma equivalent values for Newco at various dates based on the closing sales price of Cardiac Science's common stock at such dates. While the price at which Newco's common stock ultimately trades may not correlate to the price of Cardiac Science's stock, the companies believe that the use of Cardiac Science's stock price and the Cardiac Science exchange ratio to illustrate the pro forma Newco equivalent is appropriate.

The calculation of the respective exchange ratios was based on the outstanding shares and share price of Cardiac Science, because the Cardiac Science share price had been first used to determine the number of shares that would be issued in the note and warrant conversion transaction (which, as explained on page 101 of the Amendment, was calculated by dividing $53.75 million by the Cardiac Science share price on the day prior to the effective date of the agreement, or $1.89). This result was added to the number of Cardiac Science shares outstanding on the date the merger agreement was signed and this new result was then divided by 10 to determine the number of combined shares in Newco to be issued to the former Cardiac Science stockholders and note and warrant holders (together the "Cardiac Shares").

The parties then calculated the Quinton exchange ratio using the number of Cardiac Shares, the negotiated ownership interest of Quinton stockholders in Newco, and the number of shares of Quinton common stock outstanding on the date the merger agreement was executed. As a result, the Cardiac Science stock price and the Newco stock price are correlated on a 1.00 to 1.00 basis after taking into effect the 10-to-1 "reverse split" that effectively enabled the parties to achieve what they believe is an appropriate initial share capitalization for Newco. The table on page 22 shows this and the resulting "pro forma equivalent" price of Quinton. The parties believe that presenting the Newco pro forma equivalent share value in this manner enables stockholders of both companies to see the implied premium to Quinton's stock price based on Cardiac Science's stock price at certain points in time.

Russell Mancuso
Securities and Exchange Commission
June 24, 2005
Page 8


Recent Developments, page 20

COMMENT NO. 8

8. Relocate this disclosure to a more prominent location in the questions and answers section of the document.

RESPONSE TO COMMENT NO. 8

In response to this comment, the companies have included additional disclosure related to the lawsuits on pages 12 and 13 in the Q&A section of the Amendment.

COMMENT NO. 9

9. Please provide us with a copy of the consolidated class action complaint filed in the Chancery Court of Delaware, a copy of the complaint filed in the Chancery Court of Delaware that has not yet been consolidated, and a copy of the complaints filed in the Superior Court of Orange County, California.

RESPONSE TO COMMENT NO. 9

In response to this comment, paper copies of the requested complaints, as amended, are provided supplementally herewith. Also provided is a copy of the Memorandum of Understanding reached with the parties to the Delaware putative class action and the Delaware individual action.

Risk Factors, page 21

COMMENT NO. 10

10. To the extent material, please revise to add risk factor disclosure discussing the risks associated with:


      - the restrictions on the ability of the parties to solicit alternative transactions

      - the potential payment of the termination fee if the agreement is terminated under certain circumstances, and

      -     the lack of appraisal rights relating to the transaction.

Russell Mancuso
Securities and Exchange Commission
June 24, 2005
Page 9


RESPONSE TO COMMENT NO. 10

In response to this comment, the companies have added new risk factors beginning on page 28.

The merger and related transactions, page 32

COMMENT NO. 11

11. Based on currently available information, please quantify the amount of the limitations. Likewise, please quantify the amount of indebtedness income mentioned in the next risk factor.

RESPONSE TO COMMENT NO. 11

In response to this comment, the companies have provided additional information to enable shareholders to quantify the amount of the net operating loss limitations and the amount of cancellation of indebtedness income in the respective risk factors on the basis of their assumptions as to the value of the stock of the companies at the effective time of the transaction. We believe that quantifying these amounts on the basis of currently available information could be misleading because the value of the stock and other variables could change between the filing of this amendment and the effective time of the transaction. The companies have revised the tax operating loss and credit carryforward limitations disclosure to help quantify the expected range of the limitations.

The Quinton Special Meeting, page 36

COMMENT NO. 12

12. We note your disclosure here and on page 38 that proxies may be used to vote to adjourn the Quinton special meeting and the Cardiac Science special meeting in order to continue to solicit votes to approve the merger. Proxies instructing a vote against the merger should not be used to vote in favor of adjournment to solicit additional votes for the merger unless you include a separate box on each proxy card to allow stockholders to grant that authority expressly. You also should include a brief discussion of the authority that is being sought in the proxy statement/prospectus.

RESPONSE TO COMMENT NO. 12

In response to this comment, the companies have revised the form of proxies and included the requested disclosure on pages 41, 42 and 43 and on pages 44, 45 and 46.

Russell Mancuso
Securities and Exchange Commission
June 24, 2005
Page 10


The Cardiac Science Special Meeting, page 38

Recommendation of the board of directors, page 39

COMMENT NO. 13

13. Revise to indicate whether Mr. Newton voted to recommend the transaction to shareholders.

RESPONSE TO COMMENT NO. 13

In response to this comment, the companies have revised the disclosure on page 46 to indicate that Mr. Newton abstained from voting on the transaction.

The Transaction, page 41

COMMENT NO. 14

14. In an appropriate section of your document, please provide a table showing the beneficial ownership of your company after the transactions.

RESPONSE TO COMMENT NO. 14

In response to this comment, the companies have added a beneficial ownership table for Newco beginning on page 119.

Background of the transaction and related agreements, page 41

COMMENT NO. 15

15. We note your disclosure on pages 44 and 45 that both boards of directors considered alternative transactions. Please expand your disclosure with regard to the alternatives considered by identifying the alternatives and explaining why they were rejected in favor of the proposed transaction.

RESPONSE TO COMMENT NO. 15

In response to this comment, the companies have expanded the disclosure on pages 47 and 54 regarding alternative transactions considered by both board of directors.

Russell Mancuso
Securities and Exchange Commission
June 24, 2005
Page 11


Quinton's reasons for the transaction, page 49

COMMENT NO. 16

16. Please expand your discussion of both Quinton and Cardiac Science's reasons for the merger to quantify the cited benefits and negative factors.

RESPONSE TO COMMENT NO. 16

In response to this comment, the companies have revised the disclosure on pages 56 through 60 to reflect the estimated annual cost savings related to consolidation of certain functions and the positive balance sheet impact and interest expense reduction related to the elimination of the senior notes. As previously stated in response to Comment No. 3, the parties do not believe it is possible to accurately quantify the other benefits and the negative factors related to the transaction.

Opinion of Quinton's financial advisor, page 54

COMMENT NO. 17

17. Provide us with copies of the materials that SunTrust Robinson Humphrey and CIBC World Markets prepared in connection with their fairness opinions or otherwise provided to each board of directors in connection with this transaction, including, among other things, any "board books," drafts of fairness opinions provided to the boards, and summaries of all oral presentations made to the boards. We may have additional comments after we review those materials.

RESPONSE TO COMMENT NO. 17

In response to this comment, Quinton supplementally provides herewith copies of the presentation materials and draft fairness opinions prepared by SunTrust Robinson Humphrey for the Quinton board of directors at its meetings on January 7, 2005, February 16, 2005, and February 25, 2005. These copies are being provided to the Staff on a confidential and supplemental basis pursuant to Rule 12b-4 under the Exchange Act of 1934, as amended, and Rule 418 under the Securities Act of 1933, as amended. In accordance with such Rules, Quinton requests that these materials be returned promptly following completion of the Staff's review thereof.

Cardiac Science supplementally provides, under separate cover by counsel for CIBC World Markets, hard copies of the presentation materials prepared by CIBC World Markets for the Cardiac Science board of directors at its meetings on November 18, 2004, January 7, 2005

Russell Mancuso
Securities and Exchange Commission
June 24, 2005
Page 12


and February 26, 2005. These copies are being provided to the Staff under separate cover by counsel for CIBC World Markets on a confidential and supplemental basis pursuant to Rule 12b-4 under the Exchange Act of 1934, as amended, and Rule 418 under the Securities Act of 1933, as amended. In accordance with such Rules, counsel for CIBC World Markets has requested that these materials be returned promptly following completion of the Staff's review thereof. By separate letter, counsel for CIBC World Markets also have requested confidential treatment of these materials pursuant to the provisions of 17 C.F.R. Section 200.83.

The companies have informed us that the oral presentations of SunTrust Robinson Humphrey and CIBC World Markets generally followed the presentations included in the supplemental materials.

COMMENT NO. 18

18. Please revise to explain the criteria used to select the companies used in market analyses of selected publicly traded companies and the analyses of selected merger and acquisition transactions.

RESPONSE TO COMMENT NO. 18

In response to this comment, the companies have revised the disclosure on page 61 to explain the criteria used to select the companies used in SunTrust's analysis.

COMMENT NO. 19

19. We note the statement at the bottom of page 55 that the analyses are not necessarily indicative of actual value. Please clarify this statement. If the analyses are not indicative of the value, please clarify how they can support a fairness determination. Likewise, we note the statement on page 65 that the financial advisor does not express an opinion on the valuation of Cardiac Science.

RESPONSE TO COMMENT NO. 19

With respect to the referenced statements that ranges derived in each company's financial advisor's analyses are not necessarily indicative of actual value, we supplementally advise the Staff that the referenced statements do not purport to suggest that ranges derived from the analyses performed are not indicative of value but rather that they are not "necessarily" indicative of "actual" value. Although each financial advisor in performing its financial analyses utilized various valuation methodologies which indicated ranges of value, these values may not reflect the prices at which businesses or securities actually may be acquired or sold. We believe it is important that this clarification be made and note for the Staff that

Russell Mancuso
Securities and Exchange Commission
June 24, 2005
Page 13


the referenced statements are customarily included in proxy disclosures relating to financial advisors' opinions and consistent with long-standing practice and precedent reviewed by the Staff. Accordingly, no modifications have been made to the joint proxy statement/prospectus in this regard.

With respect to the referenced statement that CIBC World Markets did not express an opinion as to the underlying valuation of Cardiac Science, we supplementally advise the Staff that we believe that the referenced statement appropriately clarifies the scope of CIBC World Markets' opinion which was to evaluate (and opine as to) the fairness, from a financial point of view, of the Cardiac Science exchange ratio rather than to express an opinion as to the underlying valuation of Cardiac Science. Accordingly, no modifications have been made to the joint proxy statement/prospectus in this regard.

COMMENT NO. 20

20. Please discuss how each analysis was used in the fairness determination. For example, to what was the implied equity value derived from the comparable companies analysis compared?

RESPONSE TO COMMENT NO. 20

In response to this comment, the companies have revised the disclosure on pages 64, 65, 66 68 and 69 to indicate that the implied equity values for Quinton and Cardiac Science were compared to the implied transaction value of Quinton and the closing price of Cardiac Science common stock as of a recent date preceding the date of the merger agreement.

COMMENT NO. 21

21. Clarify how each company's financial advisors selected terminal value multiples and discount rates.

RESPONSE TO COMMENT NO. 21

In response to this comment, the companies have revised the disclosure on pages 67 and 76 clarify how each company's financial advisor selected terminal value multiples and discount rates.

Russell Mancuso
Securities and Exchange Commission
June 24, 2005
Page 14


Information regarding SunTrust Robinson Humphrey, page 63

COMMENT NO. 22

22. Please revise to disclose the fees that SunTrust will receive for its services in connection with the merger, and indicate the portion of those fees that is contingent upon completion of the merger.

RESPONSE TO COMMENT NO. 22

In response to this comment, the companies have revised the disclosure on page 71 to reflect the terms of SunTrust's engagement.

COMMENT NO. 23

23. Please quantify the amount of fees Quinton has paid to SunTrust during the past two years.

RESPONSE TO COMMENT NO. 23

In response to this comment, the companies have revised the disclosure on page 71 to include the fees paid by Quinton to SunTrust during the past two years.

Opinion of Cardiac Science's financial advisor, page 63

COMMENT NO. 24

24. Please revise to explain the criteria used to select the "peer group" companies used in the selected companies analysis and combined company analysis.

RESPONSE TO COMMENT NO. 24

In response to this comment, the disclosure appearing on pages 74 and 75 has been revised to explain the criteria used to select the "peer group" companies used in the selected companies analysis and combined company analysis.

COMMENT NO. 25

25. Clarify how the financial advisor selected the range of multiples to use in its analyses.

Russell Mancuso
Securities and Exchange Commission
June 24, 2005
Page 15


RESPONSE TO COMMENT NO. 25

In response to this comment, the disclosure appearing on page 74 and 75 has been revised to clarify how the financial advisor selected the range of multiples to use in its analyses.

Other Factors, page 68

COMMENT NO. 26

26.   Please summarize these analyses.

RESPONSE TO COMMENT NO. 26

In response to this comment, we supplementally advise the Staff that CIBC World Markets has informed us that the factors included under "Other Factors" were not the material financial analyses performed by CIBC World Markets in connection with the rendering of its opinion, but rather additional reference points reviewed for informational purposes. Accordingly, the disclosure appearing on page 77 has been clarified in this regard.

Miscellaneous, page 68

COMMENT NO. 27

27. Please revise to disclose the fees that CIBC World Markets will receive for its services in connection with the merger, and indicate the portion of those fees that is contingent upon completion of the merger.

RESPONSE TO COMMENT NO. 27

In response to this comment, the disclosure appearing on page 77 has been revised to disclose the fees that CIBC World Markets will receive for its services in connection with the merger, and indicate the portion of those fees that is contingent upon completion of the merger.

COMMENT NO. 28

28. Please quantify the amount of fees Cardiac Science has paid to CIBC World Markets during the past two years.

Russell Mancuso
Securities and Exchange Commission
June 24, 2005
Page 16


RESPONSE TO COMMENT NO. 28

In response to this comment, the disclosure appearing on page 77 has been revised to quantify the amount of fees Cardiac Science has paid to CIBC World Markets during the past two years.

Interests of Quinton directors, officers and affiliates in the transaction, page 69

COMMENT NO. 29

29. Please revise the table on page 70 to indicate the dollar amount of the severance payments, the dollar value of the health and other benefits, and the dollar value of accrued unpaid salary and vacation time for each officer. Please revise page 71 with respect to the officers of Cardiac Science similarly.

RESPONSE TO COMMENT NO. 29

In response to this comment, the companies have revised the disclosure on pages 80 and 82 to provide additional detail on the interests of Quinton and Cardiac Science affiliates in the transaction. No disclosure has been made regarding accrued unpaid salary as the companies have determined that any such amounts are immaterial.

COMMENT NO. 30

30. Please revise to provide disclosure with respect to the material terms of employment of those officers and directors of both Quinton and Cardiac Science who will be employed at the combined company. Also disclose how those agreements differ from current employment arrangements.

RESPONSE TO COMMENT NO. 30

In response to this comment, the companies have provided additional disclosure relating the continuing employment arrangements on pages 78, 79, 82 and 83.

Interests of Cardiac Science directors, officers and affiliates in the transaction, page 70

COMMENT NO. 31

31. Please quantify the number of shares underlying options that will fully vest upon completion of the merger for each director and executive officer.

Russell Mancuso
Securities and Exchange Commission
June 24, 2005
Page 17


RESPONSE TO COMMENT NO. 31

In response to this comment, the companies have revised the disclosure on page 81 to indicate the number of shares underlying Cardiac Science options held by directors and officers that will vest upon completion of the merger. Options held by officers and directors of Quinton are not expected to accelerate as a result of the merger unless such officer/director is terminated without cause following the merger.

Material United States federal income tax considerations of the transaction, page 74

COMMENT NO. 32

32. Your disclosure assumes that the transaction will constitute a reorganization or an exchange. This is a legal conclusion that underlies the ultimate opinion. Please revise to eliminate this assumption.

RESPONSE TO COMMENT NO. 32

In response to this comment, the companies have revised the disclosure on page 87 to eliminate this assumption.

COMMENT NO. 33

33. In it inappropriate to disclaim responsibility for the opinion and your disclosure. Please remove the statement that the disclosure "is for general information only" which we view as an inappropriate disclaimer.

RESPONSE TO COMMENT NO. 33

In response to this comment, the companies have revised the disclosure on page 86 to remove this disclaimer.

COMMENT NO. 34

34. You must unequivocally disclose the material tax consequences. Disclosure of what the tax consequences "can be" (page 75) or are "expected" to be (page 5) is insufficient.

Russell Mancuso
Securities and Exchange Commission
June 24, 2005
Page 18


RESPONSE TO COMMENT NO. 34

In response to this comment, the companies have revised the disclosure on pages 87 to unequivocally disclose the material tax consequences.

The Merger Agreement, page 78

COMMENT NO. 35

35. Disclose the reasons for the structure of the merger. Your revised disclosure should make clear the advantages and disadvantages of merging the companies into separate subsidiaries of a new holding company and of merging one of the surviving companies into the parent.

RESPONSE TO COMMENT NO. 35

In response to this comment, the disclosure on pages 83 and 84 (which we believe is the more appropriate location for the requested disclosure) has been amended to describe the reasons for the structure of the merger.

Conditions, page 85

COMMENT NO. 36

36. Please clarify whether the pending litigation is an event that permits a party to terminate the agreement.

RESPONSE TO COMMENT NO. 36

In response to this comment, the companies have revised the disclosure on page
97.

Extension, waiver and amendment of the merger agreement, page 88

COMMENT NO. 37

37. We note that certain conditions to the closing of the merger may be waived. Please disclose your intentions with respect to amending the proxy statement/prospectus and resoliciting proxies in the event that a material condition is waived.

Russell Mancuso
Securities and Exchange Commission
June 24, 2005
Page 19


RESPONSE TO COMMENT NO. 37

In response to this comment, the companies have revised the disclosure on page 100 to disclose the companies' intentions with respect to amending the proxy statement/prospectus and resoliciting proxies in the event that a material condition is waived.

COMMENT NO. 38

38. Please disclose how you will notify stockholders of any waiver or amendment prior to the stockholder meeting.

RESPONSE TO COMMENT NO. 38

In response to this comment, the companies have revised the disclosure on page 100 to disclose how the companies will notify stockholders of any waiver or amendment prior to the stockholder meeting.

Agreements related to the transaction, page 89

COMMENT NO. 39

39. Please revise to explain the reasons why Cardiac Science entered into the note and warrant conversion agreement with entities affiliated with Ray E. Newton in connection with the merger. Indicate whether any noteholders other than those affiliated with Mr. Newton were approached as potential parties to the agreement. Also clarify how the amount of the payment was calculated.

RESPONSE TO COMMENT NO. 39

In response to this comment, the companies have revised the disclosure regarding the note and warrant conversion agreement beginning on page 101 to explain the reasons why Cardiac Science entered into the note and warrant conversion agreement with entities affiliated with Ray E. Newton in connection with the merger, whether any note holders other than those affiliated with Mr. Newton were approached as potential parties to the agreement and how the amount of the payment was calculated.

COMMENT NO. 40

40. Please disclose the consideration that Mr. Newton's affiliates provided for the notes and warrants. Also disclose the purpose of that issuance of those securities.

Russell Mancuso
Securities and Exchange Commission
June 24, 2005
Page 20


RESPONSE TO COMMENT NO. 40

In response to this comment, the companies have revised the disclosure on pages 101 through 103 to indicate the consideration for the issuance of the senior notes and related warrants and the purpose of the transaction.

Unaudited Pro Forma Condensed Combined Consolidated Financial Statements of Quinton and Cardiac Science, page 91

COMMENT NO. 41

41. We see that upon consummation of the transaction the stockholders of Quinton will own approximately 48.7% of the outstanding stock of the merged entity while the share and note holders of Cardiac Science will own approximately 51.3% of the outstanding stock of the merged entity. However, "the transaction will be accounted for as an acquisition of Cardiac Science by Quinton under the purchase method of accounting." Please tell us supplementally how you determined that Quinton is the accounting acquirer. Specifically address the items in paragraph 17 of SFAS 141.

RESPONSE TO COMMENT NO. 41

In response to this comment, the Staff is advised that the parties have concluded that Quinton is the acquiring enterprise after taking into account the factors described in paragraph 17 of SFAS 141, as more particularly described below:

a. Relative voting rights in the combined entity. As the Staff noted, Quinton's stockholders will own approximately 48.7%, and Cardiac Science's stockholders and holders of its senior notes and related warrants will collectively own approximately 51.3%, of the outstanding stock of the combined entity. While Cardiac Science security holders as a group will own a majority of the outstanding voting power of the combined entity immediately after the transaction, the differential between the relative voting power of the Cardiac Science security holders as a group and that of the Quinton stockholders is relatively insignificant. As noted in subparagraph a. of paragraph 17, consideration should be given to unusual or special voting arrangements and to options, warrants and convertible securities. The merger between Quinton and Cardiac Science does not involve any unusual or special voting arrangements. When taking into account all outstanding options and warrants of Quinton and Cardiac Science (excluding the warrants associated with Cardiac Science's senior notes, which are being cancelled in connection with the note and warrant conversion with the entities affiliated with Perseus LLC), Quinton's security holders (including option holders) will represent approximately 50.2% and Cardiac Science's security holders (including option and

Russell Mancuso
Securities and Exchange Commission
June 24, 2005
Page 21


warrant holders) will represent approximately 49.8% of the fully-diluted shares, as calculated under the treasury share method under U.S. generally accepted accounting principles.

b. Existence of a large minority voting interest. Entities affiliated with Perseus LLC will own approximately 14% of Newco's outstanding common stock, and as a group will be the largest stockholder of the combined entity. The parties do not consider that interest to be large, particularly given that four current shareholders of Quinton will own approximately 5.5%, 4.6%, 4.6% and 3.9%, respectively, of the combined entity's outstanding common stock. Pursuant to the terms of the senior note and warrant conversion agreement between Newco, Cardiac Science and the entities affiliated with Perseus that own the senior notes and related warrants, such entities, so long as they collectively beneficially own at least 10% of Newco's outstanding common stock, will have the right (but not the obligation) to designate one person for nomination by Newco for election to Newco's board of directors. However, the right to designate a nominee for election to the board does not assure the election of such person. Moreover, even if the designee of the Perseus entities is elected, he or she will be only one of nine Newco directors, a majority of which will be persons who are currently directors of Quinton.

c. Composition of the governing body of the combined entity. Pursuant to the terms of the merger agreement, five out of nine directors of Newco will be individuals who are currently directors of Quinton, while the remaining four will be individuals who are currently directors of Cardiac Science. Due to the fact that Newco will have a classified board with staggered three year terms and that there will be no cumulative voting for directors of Newco, the balance of power on the Newco board is unlikely to change in the foreseeable future.

d. Composition of the senior management of the combined entity. Pursuant to the merger agreement, individuals who are currently serving as Quinton's chief executive officer and chief financial officer will serve as Newco's chief executive officer and chief financial officer. Moreover, as disclosed in the S-4, four of the other top six Newco executive officer positions will be filled by individuals who are currently executive officers of Quinton, with the remaining two filled by individuals who are currently executive officers of Cardiac Science. Individuals currently serving as officers of Quinton are expected to fill a majority of the remaining lower level Newco management positions.

e. Terms of the exchange of equity securities. Based on the closing sales price of Cardiac Science's stock on February 28, 2005, the last trading day before the parties announced the transaction, the Quinton exchange ratio implied a premium of approximately 45% to the closing sales price of Quinton's common stock on the same day. However, particularly given that the Quinton directors will represent a majority of Newco's board and that Newco's senior management will be predominantly Quinton executives, the parties view any premium to

Russell Mancuso
Securities and Exchange Commission
June 24, 2005
Page 22


Quinton's stock price not as a control premium (which the parties believe is more relevant to the acquiring enterprise determination) but as reflective of Quinton's significantly stronger cash position, stronger cash flow and longer track record of earnings.

SFAS 141 does not specify that any one or more of the above criteria deserve more consideration than another. Rather, all relevant facts and circumstances are to be considered in determining the acquiring enterprise in a business combination. However, a critical inquiry is to focus on which entity has the ability to direct policy, ongoing management, and the combined company's governance system as a whole. In this case, Quinton directors and management will provide that direction. Additionally, based on the companies' respective revenues for the year ended December 31, 2004, Quinton is the larger entity ($89.6 million in revenues vs. Cardiac Science's $68.5 million). Also, the combined entity plans to close the Cardiac Science headquarters facility and manufacturing facility and move these functions to current Quinton facilities. Finally, it is anticipated that the combined entity will adopt most of Quinton's general business policies and procedures. On balance, after considering all relevant facts and circumstances, application of the criteria set forth in paragraph 17 of SFAS 141 leads to the conclusion that Quinton is the acquiring enterprise for accounting purposes.

COMMENT NO. 42

42. Please update the pro forma financial statements as required by Rule 3-12 of Regulation S-X.

Unaudited Pro Forma Condensed Combined Consolidated Balance Sheet, page 93

RESPONSE TO COMMENT NO. 42

In response to this comment, the companies have updated the pro forma financial statements.

COMMENT NO. 43

43. Please expand to provide reconciliation between the disbursements described in Note (A) and the pro forma adjustment to cash totaling $(21,250).

RESPONSE TO COMMENT NO. 43

In response to this comment, the companies have revised their disclosure on page 108 to provide reconciliation between the disbursements described in Note (A) and the pro forma adjustment to cash totaling $(21,250).

Russell Mancuso
Securities and Exchange Commission
June 24, 2005
Page 23


COMMENT NO. 44

Pro Forma Adjustments, page 95

44. In a supplemental response, please describe the factors you considered in concluding that the trade name is an indefinite-lived asset. Refer to paragraph 11 to SFAS 142.

RESPONSE TO COMMENT NO. 44

In response to this comment, the Staff is advised that the parties have concluded that the Cardiac Science trade name has been identified as an intangible asset with an indefinite life after taking into account the factors described in paragraph 11 of SFAS 142, as more particularly described below.

a. The expected use of the asset by the entity: This trade name is currently associated with Cardiac Science's Automated External Defibrillator product line. The Cardiac Science trade name has been utilized for nearly 15 years and a substantial installed base of products and customers has been established. Newco expects to market the Cardiac Science External Defibrillator product line, and use the associated trade name, for a period extending beyond the foreseeable future. Therefore, Newco's cash flows related to the Cardiac Science External Defibrillator product line are projected to continue indefinitely.

b. The expected useful life of another asset or a group of assets to which the useful life of the intangible asset may relate: See response to a. above.

c. Any legal, regulatory, or contractual provision that may limit the useful life: There are no legal, regulatory, or contractual limitations to the life of this asset.

d. Any legal, regulatory, or contractual provisions that enable renewal or extension of the asset's legal or contractual life without substantial cost:
Renewal of the registration of the trade name can be accomplished with little cost and the companies are not aware of any other legal claim to this asset.

e. The effects of obsolescence, demand, competition, and other economic factors:
This trade name is currently associated with the Cardiac Science's Automated External Defibrillator product line, which is sold into many public access markets and exists in a market which is growing at a double digit annual percentage rate. Additionally, Newco intends to defend this trade name against any known infringement.

Russell Mancuso
Securities and Exchange Commission
June 24, 2005
Page 24


f. The level of maintenance expenditures required to obtain the expected future cash flows from the asset: The use and continued maintenance of the trade name will be conducted in the ordinary course of business and there are no material costs to maintain this asset.

Comparison of rights of holders of Newco common stock. . . , page 100

Vacancies on the board of directors and removal of directors, page 102

COMMENT NO. 45

45. We note your disclosure that certain provisions of Delaware law govern Cardiac Science shareholders' rights with respect to vacancies on the board and removal of directors. Please revise to describe these provisions of Delaware law. Also describe the provisions of Delaware law that govern amendments to the Cardiac Science certificate of incorporation.

RESPONSE TO COMMENT NO. 45

In response to this comment, the companies have revised the chart on pages 115 and 116 comparing the rights of holders of Newco stock, Quinton stock and Cardiac Science stock.

COMMENT NO. 46

46. Please provide us your analysis of whether the corporate governance changes should be unbundled.

RESPONSE TO COMMENT NO. 46

The companies do not believe that unbundling of the corporate governance changes is required.

In the fifth supplement to the Manual of Publicly Available Telephone Interpretations (September 2004) related to Rule 14a-4(a)(3) (the "Fifth Supplement"), the Staff notes that "Unbundling ... would not be required when the company whose shareholders are voting on the transaction already had the same or comparable provision in its charter or bylaws before the transaction was negotiated." As the chart beginning on page 113 of the Amendment comparing the rights of holders of Newco stock, Quinton stock and Cardiac Science stock indicates, there are virtually no differences between Quinton's certificate of incorporation and bylaws

Russell Mancuso
Securities and Exchange Commission
June 24, 2005
Page 25


and Newco's certificate of incorporation and bylaws. Therefore unbundling is not required for the Quinton proxy.

The only significant differences between Cardiac Science's certificate of incorporation and bylaws and Newco's certificate of incorporation and bylaws that would require shareholder approval under state law if the proposed changes were presented on their own are (1) the amount of authorized capital stock and
(2) Newco's certificate of incorporation and bylaws provide for a classified board while Cardiac Science's certificate of incorporation and bylaws do not. Leaving aside the issue of whether these differences are material, the companies do not believe unbundling is required for the Cardiac Science proxy with respect to these differences because for purposes of Rule 14a-4(a)(3) Cardiac Science should be deemed the acquired company and Quinton should be deemed the public acquiring company. The Fifth Supplement states:

            [U]nbundling would not be required if an acquired company will be merging into a public company and (1) the acquiring public company has provisions in its charter or bylaws that differ from those in the charter or bylaws of the acquired company, and (2) the acquiring public company's charter and bylaws are not being changed in connection with the merger....[T]o the extent a public company acquiror forms a new acquisition vehicle to complete a merger or acquisition transaction and that vehicle has the same or comparable charter or bylaw provisions as its parent, unbundling would not be required. For purposes of this interpretation, the public acquiring company would generally be the surviving company in the merger.

For a number of reasons Quinton should be considered the public acquiring corporation and Newco the new acquisition vehicle. Individuals who are currently Quinton directors will constitute a majority of Newco's board of directors, management of Newco will be comprised primarily of Quinton management employees, Quinton's current headquarters will be the headquarters of the combined entity, and Quinton equity owners will represent a majority of Newco's equity ownership under GAAP treasury share method of accounting. Finally, as discussed in response to Comment No. 41, Quinton is deemed to be the acquiring enterprise for accounting purposes. While Newco and not Quinton is the legally surviving company in the transaction, its charter and bylaws are comparable to Quinton's and as a practical matter Newco should be viewed as the essentially the acquisition vehicle of Quinton in the transaction. If Quinton is the public company acquiring corporation, then no unbundling would be required for the Cardiac Science proxy since the

Russell Mancuso
Securities and Exchange Commission
June 24, 2005
Page 26


acquiring public company's charter and bylaws are not being changed in connection with the transaction.

Annex A

COMMENT NO. 47

47. Pursuant to Item 601(b)(2) of Regulation S-K, please file a list briefly identifying the contents of all omitted schedules or similar supplements. In addition, please file an agreement to furnish the staff with a copy of any omitted schedule upon request. The agreement to furnish the staff with omitted schedules may be included in the exhibit index to the registration statement.

RESPONSE TO COMMENT NO. 47

In response to this comment, the companies have revised the exhibit index beginning on page II-1.

Exhibit 5.1

COMMENT NO. 48

48. Please tell us whether you intend to file the amended and restated certificate of incorporation before this registration statement is declared effective so you can file an opinion without the condition in paragraph (c). If not, please tell us how you believe the opinion satisfies your obligation under Regulation S-K Item 601(b)(5).

RESPONSE TO COMMENT NO. 48

As provided for in Section 2.7 of the Agreement and Plan of Merger, the amended and restated certificate of incorporation of Newco will be effective immediately after the effective time of the mergers. The authorized stock set forth in Newco's current certificate of incorporation consists of only 100 shares of common stock - an insufficient amount to satisfy the number of shares to be issued in the transaction. As a result, we cannot opine that the shares issued in the transaction will be duly authorized and validly issued without assuming that Newco's amended and restated certificate of incorporation has been filed, which pursuant to the Agreement and Plan of Merger will not take place until immediately after the merger transaction occurs. Because Section 2.7 of the Agreement and Plan of Merger requires the filing of the amended and restated certificate of incorporation to effect the transactions, we do not think our assumption is inconsistent with Item 601(b)(5) of Regulation S-K.

Russell Mancuso
Securities and Exchange Commission
June 24, 2005
Page 27


Exhibit 8.1 (and Exhibit 8.2 as applicable)

COMMENT NO. 49

49. The exhibit required by Regulation S-K Item 601(b)(8) must include an opinion of what the tax consequences of the transaction are. It is insufficient to file an exhibit that simply opines on the accuracy of your disclosure.

RESPONSE TO COMMENT NO. 49

In response to this comment, Exhibit 8.1 has been revised to include an opinion as to the material United States federal income tax consequences of the transaction generally applicable to stockholders.

COMMENT NO. 50

50. The exhibit required by Regulation S-K Item 601(b)(8) may not assume conclusions of law which are a necessary requirement of the ultimate opinion. Please file an opinion that does not include (a) assumptions regarding the due execution and delivery of all documents where due execution and delivery are prerequisites to the effectiveness thereof or
      (b) the assumptions in clause (iv) in the first full paragraph on page 2.

RESPONSE TO COMMENT NO. 50

In response to this comment, Exhibit 8.1 has been revised to exclude these assumptions.

COMMENT NO. 51

51. Given the statement that counsel does not undertake to advise of any subsequent changes of the facts stated or assumed in the opinion or of any new developments in the application or interpretation of the federal income tax laws, please be advised that you will need to file a new opinion prior to effectiveness of the registration statement.

RESPONSE TO COMMENT NO. 51

We note the comment.

Russell Mancuso
Securities and Exchange Commission
June 24, 2005
Page 28


COMMENT NO. 52

52. Shareholders must be permitted to rely on the opinion required by Regulation S-K Item 601(b)(8). Please file an opinion that does not imply the contrary, like the penultimate paragraph in this exhibit currently does.

RESPONSE TO COMMENT NO. 52

In response to this comment, Exhibit 8.1 has been revised to exclude this penultimate paragraph.

Exhibit 8.2

COMMENT NO. 53

53. As noted above, please file an opinion that does not include (a) assumptions regarding the due execution and delivery of documents and (b) the legal conclusions in the paragraph numbered 4. Likewise, the opinion you file should clarify whether the third paragraph and the penultimate paragraph mean that counsel relied on others for legal conclusions.

RESPONSE TO COMMENT NO. 53

In response to this comment, Exhibit 8.2 has been revised to exclude these assumptions.

Exhibit 99.1

COMMENT NO. 54

54. Please reconcile the date of the opinion mentioned in this exhibit with the date of the letter included as attachment B to the proxy statement.

RESPONSE TO COMMENT NO. 54

In response to this comment, Exhibit 99.1 has been revised.

Russell Mancuso
Securities and Exchange Commission
June 24, 2005
Page 29


                            ---------------------

The parties would greatly appreciate your prompt response to this letter. If you have any further comments or questions regarding this letter or the Amendment, please contact me at (206) 359-8890, Eric A. DeJong at (206) 359-3793 or Stewart
M. Landefeld at (206) 359-8430.

                                    Very truly yours,


                                    S. Paul Sassalos

cc (via fax): Quinton Cardiology Systems, Inc. (John Hinson and Michael
              Matysik) Cardiac Science, Inc. (Raymond Cohen and Roderick de Greef) Stradling Yocca Carlson & Rauth (Shivbir S. Grewel, Esq) Perkins Coie LLP (Eric A. DeJong and Stewart M. Landefeld, Esq)